Other Current Assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Note 8. Other Current Assets
Other current assets consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Assets held for sale (includes $7 cash)	$52	$—
Net receivable for value added tax (“VAT”)	40	124
Straight-line revenue receivable	24	31
Deposits held by landlords	13	41
Other current assets	26	42
Total other current assets	$155	$238